Other Long-Term Loan (Details) - Schedule of composition - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition [Abstract]
Loan from PortXL Netherlands B.V.	$ 129	$ 134
Less - current maturities
Total long-term loan	$ 129	$ 134